Quarterly Report
July 31, 2019
MFS®  Strategic Income Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 85.5%
Aerospace – 0.5%
TransDigm, Inc., 6.375%, 6/15/2026	$1,500,000	$1,527,675
Asset-Backed & Securitized – 26.8%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.278% (LIBOR - 3mo. + 3%), 10/21/2028 (z)	$1,250,000	$1,237,445
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.926% (LIBOR - 3mo. + 1.65%), 7/25/2027 (z)	850,000	837,409
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,736,489
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.475% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,743,823
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.825% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	1,506,000	1,511,647
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.528% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,716,736
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.025% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,751,843	1,764,294
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.425% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	841,000	841,001
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.425% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,300,000	1,300,793
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.675% (LIBOR - 1mo. + 2.35%), 3/15/2036 (z)	1,720,000	1,720,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	182,315	176,249
BDS Ltd., 2018-FL2, “C”, FLR, 4.164% (LIBOR - 1mo. + 1.85%), 8/15/2035 (z)	1,300,000	1,303,244
BSPRT Ltd., 2017-FL2, “C”, FLR, 4.475% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	1,250,000	1,252,791
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	1,505,000	1,505,941
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (z)	539,061	551,365
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,287,551
Commercial Mortgage Pass-Through Certificates, 2017-BNK8, “A3”, 3.229%, 11/15/2050	1,750,000	1,820,210
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	1,750,000	1,876,705
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,931,773
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,750,000	1,847,641
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	158,834	158,786
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	653,069	32,534
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	1,500,000	1,495,162
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	236,844	236,973
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	507,299	507,484
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	552,000	559,036
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.464% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	1,740,000	1,742,190
Falcon Franchise Loan LLC, 9.15%, 1/05/2023 (i)(z)	38,473	1,494
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.553% (LIBOR - 3mo. + 3.25%), 1/15/2027 (z)	1,250,000	1,246,836
Flagship CLO, 2014-8A, “BRR”, FLR, 3.722% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,578,052	1,567,476
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,731,341
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	1,740,000	1,738,007
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.075% (LIBOR - 1mo. + 2.75%), 8/15/2028 (z)	1,300,000	1,302,843
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.564% (LIBOR - 1mo. + 1.25%), 3/17/2037 (z)	870,000	866,824
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.164% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,423,734	1,420,850
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	812,942
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 4.864% (LIBOR - 1mo. + 2.55%), 6/15/2036 (z)	1,295,000	1,303,901
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.875% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,751,957
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.275% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	1,506,500	1,515,420
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.775% (LIBOR - 1mo. + 2.45%), 5/09/2036 (z)	1,291,000	1,297,470
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.45% (LIBOR - 3mo. + 2.15%), 1/18/2028 (z)	500,000	481,589
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.753% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,250,630
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,611,527	1,704,036
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,111,458
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.816% (LIBOR - 1mo. + 1.55%), 9/25/2023 (z)	1,731,000	1,734,489
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,703,585
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,481,765
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (z)	800,000	808,954
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.653% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	1,500,000	1,488,246
Parallel Ltd., 2015-1A, “DR”, FLR, 4.828% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,711,834
Race Point CLO Ltd., 2013-8A, “CR”, FLR, 5.02% (LIBOR - 3mo. + 2.5%), 2/20/2030 (n)	1,700,000	1,690,558
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,286,000	1,287,673
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	121,944	121,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	$1,748,753	$1,852,705
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	1,750,000	1,910,985
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	1,750,000	1,861,666
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A4”, 3.374%, 3/15/2050	1,970,000	2,068,215
West CLO Ltd., 2014-1A, “CR”, FLR, 5.3% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,740,000	1,740,120
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026 (z)	1,500,000	1,499,973
		$76,762,872
Automotive – 0.5%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$1,500,000	$1,523,925
Broadcasting – 1.1%
Netflix, Inc., 5.875%, 11/15/2028	$1,500,000	$1,646,250
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	1,500,000	1,552,500
		$3,198,750
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$2,096,579
Building – 2.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,500,000	$1,591,875
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,117,006
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	1,061,089
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	1,500,000	1,535,250
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,500,000	1,576,875
		$6,882,095
Cable TV – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$1,500,000	$1,580,190
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,500,000	1,571,250
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,400,000	1,416,800
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,212,334
		$5,780,574
Chemicals – 0.5%
SPCM S.A., 4.875%, 9/15/2025 (n)	$1,500,000	$1,518,300
Computer Software – 1.2%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$1,388,000	$1,476,260
Microsoft Corp., 3.125%, 11/03/2025	446,000	465,890
Microsoft Corp., 4.25%, 2/06/2047	1,279,000	1,508,726
		$3,450,876
Computer Software - Systems – 0.5%
Apple, Inc., 4.25%, 2/09/2047	$1,355,000	$1,531,999
Conglomerates – 1.6%
United Technologies Corp., 4.125%, 11/16/2028	$2,803,000	$3,097,564
Wabtec Corp., 4.95%, 9/15/2028	1,428,000	1,541,988
		$4,639,552
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$921,000	$957,298
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	3,256,000	3,279,230
		$4,236,528

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.9%
Priceline Group, Inc., 3.55%, 3/15/2028		$1,679,000	$1,769,513
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		307,000	219,565
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		889,000	542,366
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		307,000	165,859
			$2,697,303
Containers – 1.1%
ARD Finance S.A., 7.125%, 9/15/2023		$1,500,000	$1,545,000
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		1,500,000	1,542,000
			$3,087,000
Electronics – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$1,525,000	$1,432,758
Broadcom, Inc., 4.75%, 4/15/2029 (n)		947,000	964,631
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		1,500,000	1,616,250
			$4,013,639
Emerging Market Quasi-Sovereign – 1.7%
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (n)		$689,000	$748,426
Empresas Publicas de Medellin, 4.25%, 7/18/2029 (z)		608,000	625,024
KazTransGas JSC, 4.375%, 9/26/2027		698,000	724,105
Petrobras Global Finance B.V., 6.9%, 3/19/2049		637,000	714,841
REC Ltd., 3.875%, 7/07/2027		724,000	716,756
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,242,000	1,459,017
			$4,988,169
Emerging Market Sovereign – 3.6%
Arab Republic of Egypt, 5.625%, 4/16/2030	EUR	621,000	$699,985
Dominican Republic, 6.4%, 6/05/2049 (n)		$663,000	706,102
Government of Ukraine, 7.75%, 9/01/2027		663,000	699,544
Government of Ukraine, 0%, 5/31/2040		835,000	709,750
Republic of Argentina, 7.5%, 4/22/2026		893,000	763,515
Republic of Indonesia, 8.375%, 3/15/2034	IDR	9,617,000,000	728,860
Republic of Namibia, 5.25%, 10/29/2025		$1,430,000	1,457,341
Republic of Panama, 3.75%, 4/17/2026		698,000	727,665
Republic of Romania, 3.375%, 2/08/2038	EUR	582,000	706,146
Republic of Turkey, 6.125%, 10/24/2028		$750,000	723,750
Russian Federation, 4.375%, 3/21/2029		600,000	627,180
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,507,000	1,640,484
			$10,190,322
Energy - Independent – 0.3%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$822,000	$849,573
Energy - Integrated – 1.2%
Eni S.p.A., 4%, 9/12/2023 (n)		$892,000	$931,052
Eni S.p.A., 4.25%, 5/09/2029 (n)		968,000	1,027,033
Shell International Finance B.V., 2.875%, 5/10/2026		1,513,000	1,554,992
			$3,513,077
Entertainment – 0.5%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		$1,500,000	$1,533,750
Financial Institutions – 1.0%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$1,500,000	$1,593,900
GE Capital International Funding Co., 4.418%, 11/15/2035		1,280,000	1,294,462
			$2,888,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$1,162,000	$1,406,467
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	874,509	935,301
JBS Investments II GmbH, 5.75%, 1/15/2028 (z)	380,000	386,042
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,500,000	1,537,500
		$4,265,310
Industrial – 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$1,500,000	$1,545,000
Insurance – 0.9%
American International Group, Inc., 3.9%, 4/01/2026	$1,706,000	$1,799,813
American International Group, Inc., 4.7%, 7/10/2035	355,000	394,096
American International Group, Inc., 4.5%, 7/16/2044	315,000	336,855
		$2,530,764
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,605,883
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	1,746,000	1,860,953
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	1,723,000	1,874,971
		$5,341,807
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	$1,530,000	$1,529,018
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$1,125,552
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,041,101
		$2,166,653
Major Banks – 6.6%
Bank of America Corp., 2.151%, 11/09/2020	$790,000	$788,106
Bank of America Corp., 4.125%, 1/22/2024	568,000	606,287
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,372,486
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	632,618
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,368,391
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	330,387
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	1,361,000	1,406,065
JPMorgan Chase & Co., 3.125%, 1/23/2025	1,625,000	1,665,722
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	1,731,000	1,844,633
Morgan Stanley, 3.625%, 1/20/2027	2,043,000	2,134,963
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,385,000	1,418,384
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,262,473
		$18,830,515
Medical & Health Technology & Services – 0.7%
HCA, Inc., 5.375%, 2/01/2025	$1,750,000	$1,892,555
Medical Equipment – 1.1%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$1,555,372
Teleflex, Inc., 4.875%, 6/01/2026	1,500,000	1,560,000
		$3,115,372
Midstream – 1.3%
MPLX LP, 4.5%, 4/15/2038	$2,200,000	$2,227,404
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,500,000	1,560,000
		$3,787,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.4%
Fannie Mae, 6.5%, 5/01/2031	$18,847	$21,642
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	62,466	69,902
Fannie Mae, 6%, 11/01/2034	170,801	194,305
Freddie Mac, 4.224%, 3/25/2020	781,637	784,428
Freddie Mac, 0.88%, 4/25/2024 (i)	98,894	3,327
		$1,073,604
Municipals – 1.7%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	$1,205,000	$1,206,807
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	2,500,000	2,268,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	22,725
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	455,000	343,525
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	52,000	53,656
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	26,000	26,016
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	192,000	187,738
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	484,000	483,976
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	25,000	21,414
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	50,000	38,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	49,000	34,445
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	63,000	39,612
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	70,000	39,265
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	670,000	153,932
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	546,000	92,389
		$5,012,262
Network & Telecom – 0.8%
AT&T, Inc., 3.8%, 2/15/2027	$701,000	$731,112
AT&T, Inc., 5.45%, 3/01/2047	1,328,000	1,534,838
		$2,265,950
Oils – 0.3%
Marathon Petroleum Corp., 3.8%, 4/01/2028	$747,000	$763,942
Other Banks & Diversified Financials – 0.9%
Compass Bank, 2.875%, 6/29/2022	$1,931,000	$1,944,030
Kazkommertsbank JSC, 5.5%, 12/21/2022	506,244	507,712
		$2,451,742
Pharmaceuticals – 0.4%
Actavis Funding SCS, 3.8%, 3/15/2025	$1,206,000	$1,248,454
Railroad & Shipping – 0.5%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (z)	$1,253,000	$1,289,024
Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,354,926
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$2,225,133
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	900,823
SBA Communications Corp., 4.875%, 9/01/2024	1,500,000	1,542,930
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,061,133
		$5,730,019
Transportation - Services – 0.9%
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$1,733,000	$1,832,853
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027	759,000	700,221
		$2,533,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 7.0%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,050,000	$1,435,711
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	3,392,000	3,377,690
U.S. Treasury Bonds, 3%, 2/15/2048	1,336,000	1,462,659
U.S. Treasury Notes, 1.75%, 11/30/2021	11,165,000	11,130,981
U.S. Treasury Notes, 2.5%, 8/15/2023	2,730,000	2,798,357
		$20,205,398
Utilities - Electric Power – 3.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$1,007,000	$1,033,635
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	1,500,000	1,555,800
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,513,140
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	756,895
Firstenergy Corp., 4.85%, 7/15/2047	1,310,000	1,506,938
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (z)	575,000	578,594
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,500,000	1,507,065
		$9,452,067
Total Bonds		$245,295,780
Common Stocks – 0.1%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	36,995	$64,788
Energy - Independent – 0.0%
Frontera Energy Corp.	5,520	$56,486
Total Common Stocks		$121,274
Investment Companies (h) – 15.0%
Money Market Funds – 15.0%
MFS Institutional Money Market Portfolio, 2.31% (v)	43,019,146	$43,019,146
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – December 2019 @ $65	Put	Goldman Sachs International	$28,636,376	$28,000,000	$62,567
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Futures – August 2019 @ $122	Put	Merrill Lynch International	$17,839,063	$140	$2,187
Total Purchased Options					$64,754
Other Assets, Less Liabilities – (0.6)%	(1,613,128)
Net Assets – 100.0%	$286,887,826
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,019,146 and $245,481,808, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,419,479, representing 27.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 5.278% (LIBOR - 3mo. + 3%), 10/21/2028	8/22/2018	$1,250,000	$1,237,445
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.926% (LIBOR - 3mo. + 1.65%), 7/25/2027	3/06/2019	840,818	837,409
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.825% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/14/2019	1,506,000	1,511,647
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.025% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/2018	1,751,843	1,764,294
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.425% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/2018	1,300,000	1,300,793
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 4.675% (LIBOR - 1mo. + 2.35%), 3/15/2036	3/08/2019	1,720,000	1,720,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/2006	182,315	176,249
BDS Ltd., 2018-FL2, “C”, FLR, 4.164% (LIBOR - 1mo. + 1.85%), 8/15/2035	7/25/2018	1,300,000	1,303,244
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/2019	1,505,000	1,505,941
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033	2/21/2018	539,055	551,365
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/2018	1,500,000	1,495,162
Empresas Publicas de Medellin, 4.25%, 7/18/2029	7/11/2019	606,242	625,024
Falcon Franchise Loan LLC, 9.15%, 1/05/2023	1/18/2002	1	1,494
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.553% (LIBOR - 3mo. + 3.25%), 1/15/2027	6/28/2018	1,250,000	1,246,836
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 5.075% (LIBOR - 1mo. + 2.75%), 8/15/2028	8/03/2018	1,300,000	1,302,843
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 3.564% (LIBOR - 1mo. + 1.25%), 3/17/2037	1/26/2018	870,000	866,824
JBS Investments II GmbH, 5.75%, 1/15/2028	7/23/2019	380,000	386,042
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 4.864% (LIBOR - 1mo. + 2.55%), 6/15/2036	11/07/2018	1,295,000	1,303,901
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036	7/18/2019-7/29/2019	1,279,648	1,289,024
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.275% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/23/2019	1,506,500	1,515,420
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.775% (LIBOR - 1mo. + 2.45%), 5/09/2036	5/07/2019	1,291,000	1,297,470
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 4.45% (LIBOR - 3mo. + 2.15%), 1/18/2028	1/18/2018	500,000	481,589
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	7/25/2019	575,000	578,594
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.816% (LIBOR - 1mo. + 1.55%), 9/25/2023	9/17/2018	1,731,000	1,734,489
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023	3/06/2018	799,946	808,954
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.653% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/2017	1,500,000	1,488,246
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026	6/19/2019	1,500,000	1,499,973
Total Restricted Securities			$29,830,272
% of Net assets			10.4%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	774	USD	40	Citibank N.A.	10/11/2019	$0
USD	1,412,265	EUR	1,250,255	Citibank N.A.	10/11/2019	20,172
USD	723,394	EUR	644,657	UBS AG	10/11/2019	5,603
USD	739,515	ZAR	10,451,567	JPMorgan Chase Bank N.A.	10/11/2019	17,195
						$42,970
Liability Derivatives
EUR	760,655	USD	858,952	State Street Bank Corp.	10/11/2019	$(12,004)
ZAR	10,712,454	USD	765,326	UBS AG	10/11/2019	(24,975)
USD	731,626	IDR	10,432,582,600	JPMorgan Chase Bank N.A.	8/26/2019	(10,568)
						$(47,547)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	285	$61,105,781	September – 2019	$72,471
U.S. Treasury Note Ultra	Long	USD	89	15,803,063	September – 2019	361,525
						$433,996
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	129	$15,164,555	September – 2019	$(32,409)
U.S. Treasury Note Ultra 10 yr	Short	USD	85	11,716,719	September – 2019	(188,902)
						$(221,311)
At July 31, 2019, the fund had liquid securities with an aggregate value of $514,818 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$64,788	$—	$64,788
Canada	56,486	—	—	56,486
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	2,187	20,205,399	—	20,207,586
Non-U.S. Sovereign Debt	—	18,062,435	—	18,062,435
Municipal Bonds	—	5,012,262	—	5,012,262
U.S. Corporate Bonds	—	89,279,490	—	89,279,490
Residential Mortgage-Backed Securities	—	3,361,278	—	3,361,278
Commercial Mortgage-Backed Securities	—	40,657,145	—	40,657,145
Asset-Backed Securities (including CDOs)	—	33,818,054	—	33,818,054
Foreign Bonds	—	34,962,284	—	34,962,284
Mutual Funds	43,019,146	—	—	43,019,146
Total	$43,077,819	$245,423,135	$—	$288,500,954
Other Financial Instruments
Futures Contracts - Assets	$433,996	$—	$—	$433,996
Futures Contracts - Liabilities	(221,311)	—	—	(221,311)
Forward Foreign Currency Exchange Contracts - Assets	—	42,970	—	42,970
Forward Foreign Currency Exchange Contracts - Liabilities	—	(47,547)	—	(47,547)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,262,968	$136,151,000	$99,394,900	$(737)	$815	$43,019,146
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$234,919	$—